Hartford Healthcare HLS Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.71%	7.54%	9.81%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
IA
Prospectus [Line Items]
Average Annual Return, Percent	16.10%	3.45%	7.85%
IB
Prospectus [Line Items]
Average Annual Return, Percent	15.79%	3.19%	7.58%